LEASES - Lease Costs Included in Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee Disclosure
Long-term leases that were classified as a financing lease	¥ 0
Future lease payments for lease that have not yet commenced with	¥ 79,828
Lease term for lease that have not yet commenced with	5 years
Lease Cost
Operating lease cost	¥ 30,788
Sublease income	(1,382)
Total lease cost	¥ 29,406
Lease expense
Lease expense		¥ 11,423	¥ 6,741